Income Tax	12 Months Ended
Dec. 31, 2014
Notes
Income Tax

Note 5:  Income Tax

The Company is included in the consolidated federal income tax return filed by CMHC, the Company’s ultimate parent.  The Company has entered into a tax sharing agreement with CMHC and its subsidiaries.  The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability.  Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year. Federal income taxes recoverable reported on the balance sheet are due from affiliates.

Income Tax Expense

Income tax expense for the years ended December 31 is as follows:

	2014	2013	2012

Current tax (benefit)	$ (186)	$ (426)	$ (1,822)
Deferred tax expense	197	675	3,501

Total income tax expense	$ 11	$ 249	$ 1,679

Reconciliation to U.S. Tax Rate

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 35% to income before income taxes due to the items listed in the following reconciliation:

	2014		2013		2012
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$ 60	35.0%	$ 133	35.0%	$ 1,761	35.0%
Income tax expense (benefit) related to prior years	(41)	(23.9)	116	30.5	(82)	(1.6)
Other	(8)	(4.7)	-		-

Total income tax expense	$ 11	6.4%	$ 249	65.5%	$ 1,679	33.4%

Deferred Income Taxes

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts for income tax purposes.  Significant components of the Company’s deferred tax assets and liabilities at December 31, 2014 and 2013 are as follows:

	2014	2013

Deferred tax assets
Policy liabilities and reserves	$ 81	$ 118
Investments	276	536
Accrued expenses	26	-
Deferred policy acquisition costs	230	157
Other	3	14

Gross deferred tax assets	616	825

Deferred tax liabilities
Unrealized investment gains	118	143
Deferred and uncollected premium	58	1
Other	-	70

Gross deferred tax liabilities	176	214

Net deferred tax asset	$ 440	$ 611

Valuation Allowance

The Company considered the need for a valuation allowance with respect to its gross deferred tax assets as of December 31, 2014 and 2013, and based on that evaluation, the Company has determined it is more likely than not all deferred tax assets as of December 31, 2014 and 2013 will be realized.  Therefore, a valuation allowance was not established.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012

Balance at January 1	$ 7	$ 46	$ 153
Additions for prior years' tax positions	-	-	4
Reductions for prior years' tax positions	(6)	(39)	(2)
Reductions for settlements	-	-	(96)
Reductions for expiration of statutes	-	-	(13)

Balance at December 31	$ 1	$ 7	$ 46

There were no unrecognized tax benefits as of December 31, 2014 and 2013 that, if recognized, would affect the effective tax rate in future periods. Management does not anticipate a material change to the Company’s uncertain tax positions during 2015.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense in the statements of comprehensive income (loss).  During the years ended December 31, 2013 and 2012, the Company recognized additions (reductions) of $1 and ($54) in interest and penalties, respectively.  The Company did not recognize any additions or (reductions) in interest and penalties for the year ended December 31, 2014.  The Company had accrued $7 and $7 for the payment of interest and penalties at December 31, 2014 and 2013, respectively.

The Company is included in a consolidated U.S. federal income tax return filed by CMHC.  The Company is also included in income tax returns filed in various states.  For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examinations by tax authorities for years ended before 2008.

Other Tax Items

As of December 31, 2014 and 2013, the Company did not have any capital loss, operating loss or credit carryforwards.